Warrants (Details) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 30, 2013	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 21, 2012
Warrants [Abstract]
Warrants to purchase shares of common stock outstanding		7,359,018		17,485,495			5,500,000
Exercise price of outstanding warrants	20.98	11.50		(11.50)
Warrant expiration date	May 12, 2013	Aug. 21, 2017
Warrants exercised	3,240,005	3,926,377		(347,938)
Proceeds from exercise of warrants	$ 37,200,000	$ 41,821,000		$ 4,001,000
Subscription receivable		3,332,240
Number of shares covered by option		2,619,996
Warrants exercised for cashless basis	4,119,013	932,043
Number of outstanding warrants purchased in private transactions		3,580,004
Fair value of warrants		30,100,000
Warrants reclassified from liability to equity		45,158,194
Warrants reclassified from liability to equity, shares	7,359,018	13,559,865
Warrant redemption price	$ 0.01
Warrant liability		$ 37,489,000		$ 95,645,000